CONCENTRATION OF MARKET RISK	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
CONCENTRATION OF MARKET RISK
CONCENTRATION OF MARKET RISK

NOTE E – CONCENTRATION OF MARKET RISK

Participants have invested a significant portion of their assets in the Company’s common stock, which approximates 7% of the Plan’s net assets available for benefits as of December 31, 2025 and December 31, 2024. As a result of the concentration, any significant decline in market value of the stock could adversely affect individual participant accounts and the net assets of the Plan.

The Plan’s investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the value of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.